Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net decrease in net assets before preferred distributions resulting from operations	$ (119,760,000)	$ (55,681,209)
Adjustments to reconcile net decrease in net assets before preferred distributions resulting from operations to cash provided by operating activities:
Origination of loans held for investment		(91,878,969)
Purchases of long term investments	(5,757,000)	(10,077,968)
Proceeds from sales of long term investments	4,900,000	302,797,118
Net (purchases)\ and sales of short term investments		4,476,850
Decrease in payable for securities purchased		(9,832)
Changes in assets and liabilities:
Decrease in dividends and interest receivable and other assets	524,000	2,436,359
Increase in accrued income taxes		2,386,000
Increase in accrued expenses and other liabilities	38,000	430,012
Increase in prepaid expenses		(296,775)
Decrease in advisory fee payable	(63,000)	(118,012)
Decrease in interest payable	(55,000)	(212,232)
Decrease in compliance and internal audit costs payable	34,000	(5,934)
Increase in administrative fee payable	(20,000)	2,272
Net change in unrealized losses on investments	123,346,000	69,278,340	$ (61,744,128)
Net realized gain on investments and foreign currency transactions	(915,000)	(13,207,592)
Net cash used in operating activities	3,540,000	210,318,428
Cash flows from financing activities
Distributions paid to preferred shareholders	(130,000)	(322,917)
Distributions paid to common shareholders	(3,367,000)	(6,427,266)
Repayment of revolving credit facility		(88,000,000)
Redemption of Auction Preferred Shares		(16,675,000)
Net cash used in financing activities	(3,497,000)	(111,425,183)
Decrease in cash, cash equivalents and restricted cash	43,000	98,893,245
Cash, cash equivalents and restricted cash at beginning of period	7,000	7,000
Cash, cash equivalents and restricted cash at end of period	50,000	103,564,000	7,000
Cash and cash equivalents and restricted cash at end of year
Cash and cash equivalents		103,314,000
Restricted cash		250,000
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statement of cash flows	50,000	103,564,000	7,000
Supplemental cash flow information:
Cash paid for interest and fees on borrowings	609,000	1,419,793
Restatement Adjustment [Member]
Cash flows from financing activities
Cash, cash equivalents and restricted cash at beginning of period	$ 4,670,299	$ 4,670,299
Cash, cash equivalents and restricted cash at end of period			4,670,299
Cash and cash equivalents and restricted cash at end of year
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statement of cash flows			$ 4,670,299